Key Management Personnel Disclosures	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Key Management Personnel Disclosures
NOTE 22. KEY MANAGEMENT PERSONNEL DISCLOSURES
(a) Directors and key management personnel compensation

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Short-term employee benefits	1,360,554	1,588,899	1,521,119
Long-term employee benefits	6,367	11,115	11,429
Post-employment benefits	31,558	33,458	36,370
Share-based payments	1,014,688	789,633	1,740,238

	2,413,167	2,423,105	3,309,156

(b) Equity instrument disclosures relating to key management personnel
(i) Options provided as remuneration and shares issued on exercise of such options
For details of options provided as remuneration and shares issued on the exercise of such options, together with terms and conditions of the options, please refer to note 31.
(ii) Shareholding
The numbers of shares in the company held during the financial year by each director of and other key management personnel of the Group, including their personally related parties, are set out below. There were no shares granted during the reporting period as compensation.
 On November 5, 2019, there was a 10 to 1 share consolidation. The number of shares in the fiscal year 2020, 2019 and 2018 tables below are prepared on post share consolidation basis.

June 30, 2020	Balance at start of the year	Received during the year on exercise of performance rights	Received during the year on the exercise of options	Other changes during the year*	Balance at end of the year
Ordinary shares
Dr Russell Howard	250,000	250,000	—	—	500,000
Mr Pete Meyers	1,227,121	273,637	—	—	1,500,758
Mr Marc Voigt	5,827,196	1,666,667	—	153,582	7,647,445
Mr Grant Chamberlain	473,931	426,653	—	400,785	1,301,369
Ms Deanne Miller	2,314,421	833,334	—	(143,863)	3,003,892
Dr Frédéric Triebel	4,413,106	1,166,667	—	373,991	5,953,764

Total ordinary shares	14,505,775	4,616,958	—	784,495	19,907,228

ADSs
Mr Marc Voigt	45	—	—	—	45
Total ADSs	45	—	—	—	45

*	Other changes during the year include the shares acquired via the Entitlements Offer, on market acquisition and disposals .

June 30, 2019	Balance at start of the year	Received during the year on the exercise of performance rights	Received during the year on the exercise of options	Other changes during the year	Balance at end of the year
Ordinary shares
Dr. Russell Howard	—	250,000	—	—	250,000
Mr. Pete Meyers	953,484	273,637	—	—	1,227,121

Mr Marc Voigt	4,160,529	1,666,667	—	—	5,827,196
Mr Grant Chamberlain	—	473,931	—	—	473,931
Ms. Deanne Miller	1,976,842	833,334	—	(495,755)	2,314,421
Dr. Frédéric Triebel	3,246,438	1,166,668	—	—	4,413,106

Total ordinary shares	10,337,293	4,664,237	—	(495,755)	14,505,775

ADSs*
Mr Marc Voigt	45	—	—	—	45
Total ADSs	45	—	—	—	45

June 30, 2018	Balance at start of the year	Received during the year on exercise of performance rights	Received during the year on the exercise of options	Other changes during the year	Balance at end of the year
Ordinary shares
Dr Russell Howard	—	—	—	—	—
Mr Pete Meyers	686,275	267,209	—	—	953,484
Mr Marc Voigt	1,827,196	2,333,333	—	—	4,160,529
Mr Grant Chamberlain	—	—	—	—	—
Ms Lucy Turnbull, AO**	2,035,958	—	—	(2,035,958)	—
Mr Albert Wong**	383,750	—	—	(383,750)	—
Ms Deanne Miller	824,358	1,233,333	—	(80,849)	1,976,842
Dr Frédéric Triebel	1,597,805	1,648,633	—	—	3,246,438

Total ordinary shares	7,355,342	5,482,508	—	(2,500,557)	10,337,293

ADSs
Mr Marc Voigt	45	—	—	—	45
Total ADSs	45	—	—	—	45

*	American Depository Shares (ADSs) traded on the NASDAQ
**
At the date of resignation, the shareholding balance for Ms Lucy Turnbull and Mr Albert Wong are 2,035,958 shares and 383,750 shares respectively. The changes during the year is not the actual disposal of the shares. It represents derecognition due to the fact that they ceased to be directors of the company.

(iii) Option holdings
The number of options over ordinary shares in the parent entity held during the financial year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below
. On November 5, 2019, there was a 10 to 1 share consolidation. Number of options in the fiscal year 2020, 2019 and 2018 tables below are prepared on post share consolidation basis.

June 30, 2020	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Options over ordinary shares
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt	—	—	—	—	—	—	—
Mr Grant Chamberlain	—	—	—	—	—	—	—
Ms. Deanne Miller	—	—	—	—	—	—	—
Dr Frédéric Triebel 1

	—	—	—	—	—	—	—

June 30, 2019	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Options over ordinary shares
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt	—	—	—	—	—	—	—
Mr Grant Chamberlain	—	—	—	—	—	—	—
Ms. Deanne Miller	—	—	—	—	—	—	—
Dr Frédéric Triebel 1	2,400,060	—	—	(2,400,060)	—	—	—

	2,400,060	—	—	(2,400,060)	—	—	—

1	This amount represents warrants which were issued to Dr Frédéric Triebel upon the acquisition of Immutep. The above options lapsed during the year ended June 30, 2019.

June 30, 2018	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Options over ordinary shares
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt 1	64,363	—	—	(64,363)	—	—	—
Mr Grant Chamberlain	—	—	—	—	—	—	—
Ms Lucy Turnbull, AO	—	—	—	—	—	—	—
Mr Albert Wong	—	—	—	—	—	—	—
Ms. Deanne Miller 1	12,121	—	—	(12,121)	—	—	—
Dr Frédéric Triebel 2	2,400,060	—	—	—	2,400,060	2,400,060	—

	2,476,544	—	—	(76,484)	2,400,060	2,400,060	—

1	The above options lapsed during the year ended June 30, 2018.
2	This amount represents warrants which were issued to Dr Frédéric Triebel upon the acquisition of Immutep.

(iv) Performance rights holdings
The number of performance rights over ordinary shares in the parent entity held during the financial year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below
. On November 5, 2019, there was a 10 to 1 share consolidation. The number of performance rights in the fiscal 2020, 2019 and 2018 tables below are prepared on post share consolidation basis.

June 30, 2020	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Rights over ordinary shares
Dr. Russell Howard	750,000	—	(250,000)	—	500,000	—	500,000
Mr. Pete Meyers	547,274	1,500,000	(273,637)	—	1,773,637	—	1,773,637
Mr. Marc Voigt	1,666,667	3,600,000	(1,666,667)	—	3,600,000	—	3,600,000
Mr Grant Chamberlain	853,307	—	(426,653)	—	426,654	—	426,654
Ms. Deanne Miller	833,334	1,800,000	(833,334)	—	1,800,000	—	1,800,000
Dr. Frédéric Triebel	1,166,667	2,700,000	(1,166,667)	—	2,700,000	—	2,700,000

	5,817,249	9,600,000	(4,616,958)	—	10,800,291	—	10,800,291

June 30, 2019	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Rights over ordinary shares
Dr. Russell Howard	—	1,000,000	(250,000)	—	750,000	—	750,000
Mr. Pete Meyers	820,911	—	(273,637)	—	547,274	—	547,274
Mr. Marc Voigt	4,558,824	—	(1,666,667)	(1,225,490)	1,666,667	—	1,666,667
Mr Grant Chamberlain	1,327,238	—	(473,931)	—	853,307	—	853,307
Ms. Deanne Miller	2,034,315	—	(833,334)	(367,647)	833,334	—	833,334
Dr. Frédéric Triebel	2,333,335	—	(1,166,668)	—	1,166,667	—	1,166,667

	11,074,623	1,000,000	(4,664,237)	(1,593,137)	5,817,249	—	5,817,249

June 30, 2018	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Rights over ordinary shares
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	1,088,120	—	(267,209)	—	820,911	—	820,911
Mr. Marc Voigt	1,892,157	5.000,000	(2,333,333)	—	4,558,824	—	4,558,824
Mr Grant Chamberlain	—	1,327,238	—	—	1,327,238	—	1,327,238
Ms Lucy Turnbull, AO	—	—	—	—	—	—	—
Mr Albert Wong	—	—	—	—	—	—	—
Ms. Deanne Miller	767,648	2,500,000	(1,233,333)	—	2,034,315	—	2,034,315
Dr. Frédéric Triebel	481,968	3,500,000	(1,648,633)	—	2,333,335	—	2,333,335

	4,229,893	12,327,238	(5,482,508)	—	11,074,623	—	11,074,623